Other assets	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other assets
8.	Other assets:

	2013	2012
Restricted cash(a)	$73,855	$72,100
Equity Investment in affiliate(b)	4,299	525
Intangible assets	2,695	2,993
Capital assets	471	505
Other	25,624	7,538

Other assets	$106,944	$83,661

(a)	Included in this amount is $60,000,000 which has been placed in a deposit account over which the lessor (note 11) has a first priority interest.

(b)	On March 14, 2011, the Company entered into an agreement to participate in GCI, an investment vehicle established by an affiliate of The Carlyle Group. GCI will invest up to $900,000,000 equity capital in containership assets strategic to the People’s Republic of China, Taiwan, Hong Kong and Macau. The Company agreed to make a minority investment in GCI of up to $100,000,000 during the investment period, which is anticipated to be up to five years. The Company accounts for its 10.3% investment in GCI using the equity method. The investment of $4,299,000 is comprised of its capital contribution of $6,408,000 less its cumulative equity loss on investment of $2,109,000.